LONG-TERM DEBT - Principal Repayments (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 39,755,000,000	$ 29,905,000,000
Debt derivatives
Disclosure of detailed information about borrowings [line items]
Notional amount	2,188,000,000	1,019,000,000
Settlement amount	$ 522,000,000	75,000,000
Senior Notes - 3.80% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	3.80%			3.80%
Notional amount	$ 500,000,000
Senior Notes Due 2023 - 4.100%
Disclosure of detailed information about borrowings [line items]
Interest rate					4.10%
Notional amount					$ 850,000,000
Senior Notes Due 2023 - 4.100% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	4.10%			4.10%
Notional amount				$ 850,000,000
Senior Notes Due 2023 - 3.000% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	3.00%			3.00%
Notional amount	$ 500,000,000			$ 500,000,000
Senior Notes Due 2024 - 4.350% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	4.35%			4.35%
Notional amount	$ 500,000,000
Senior Notes Due 2024 - 4.350% | Repayment Of Senior Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate			4.35%
Notional amount			$ 500,000,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt	41,895,000,000	32,855,000,000
Gross carrying amount | Senior Notes Due 2023 - 4.100% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	0	1,151,000,000
Gross carrying amount | Senior Notes Due 2023 - 3.000% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	0	677,000,000
Gross carrying amount | Senior Notes Due 2024 - 4.350% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	500,000,000	$ 0
2024
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,100,000,000
2025
Disclosure of detailed information about borrowings [line items]
Long-term debt	3,499,000,000
2026
Disclosure of detailed information about borrowings [line items]
Long-term debt	5,108,000,000
2027
Disclosure of detailed information about borrowings [line items]
Long-term debt	4,906,000,000
2028
Disclosure of detailed information about borrowings [line items]
Long-term debt	3,445,000,000
Thereafter
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 23,837,000,000